Other financial liabilities from virtual bank	12 Months Ended
Dec. 31, 2024
Other financial liabilities from virtual bank
Other financial liabilities from virtual bank

32   Other financial liabilities from virtual bank

	As at December 31,
	2023	2024
	RMB’000	RMB’000

Repurchase agreements	54,373	—

It represented repurchase agreements of virtual bank, which was disposed of as described in Note 12.